1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Shares Security Description Value
Common Stock - 97.7%
Consumer Discretionary - 1.8%
90,671 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 4,606,087
Financials - 16.7%
77,533 Brown & Brown, Inc. 5,055,927
154,770 Goosehead Insurance, Inc.,
Class A
(a)
6,602,488
32,831 Kinsale Capital Group, Inc. 11,217,040
2,363 Markel Group, Inc.
(a)
4,522,947
15,009 Moody's Corp. 6,547,676
17,920 Morningstar, Inc. 3,029,376
12,589 MSCI, Inc. 6,785,597
43,761,051
Health Care - 15.3%
197,011 Bio-Techne Corp. 10,295,795
5,332 Mettler-Toledo International, Inc.
(a)
6,724,718
41,805 Repligen Corp.
(a)
4,925,465
58,557 Veeva Systems, Inc., Class A
(a)
10,286,123
31,832 West Pharmaceutical Services, Inc. 7,978,372
40,210,473
Industrials - 24.6%
55,153 Booz Allen Hamilton Holding Corp. 4,303,589
225,523 Copart, Inc.
(a)
7,487,364
50,976 HEICO Corp., Class A 10,760,524
45,490 Old Dominion Freight Line, Inc. 8,888,746
36,684 SiteOne Landscape Supply, Inc.
(a)
4,883,007
8,313 TransDigm Group, Inc. 9,634,434
121,827 Veralto Corp. 10,771,943
48,824 Waste Connections, Inc. 7,930,971
64,660,578
Information Technology - 22.3%
60,442 Appfolio, Inc.
(a)
9,538,957
34,715 Atlassian Corp., Class A
(a)
2,369,299
21,704 Cadence Design Systems, Inc.
(a)
6,030,891
43,451 Entegris, Inc. 5,094,195
23,406 Guidewire Software, Inc.
(a)
3,500,601
26,740 Manhattan Associates, Inc.
(a)
3,559,629
71,611 Microchip Technology, Inc. 4,626,787
5,204 Monolithic Power Systems, Inc. 5,689,793
28,203 Novanta, Inc.
(a)
3,331,056
55,758 PTC, Inc.
(a)
7,944,957
20,269 Tyler Technologies, Inc.
(a)
6,939,700
58,625,865
Materials - 10.5%
52,593 Ecolab, Inc. 13,990,790
49,316 Vulcan Materials Co. 13,428,747
27,419,537
Shares Security Description Value
Real Estate - 6.5%
71,991 CBRE Group, Inc., Class A
(a)
$ 9,751,901
181,580 CoStar Group, Inc.
(a)
7,324,937
17,076,838
Total Common Stock (Cost $220,235,175) 256,360,429
Money Market Fund - 2.1%
5,629,597 First American Treasury
Obligations Fund,
Class X, 3.60%
(b)
(Cost $5,629,597) 5,629,597
Investments, at value - 99.8% (Cost
$225,864,772) $ 261,990,026
Other Assets & Liabilities, Net - 0.2% 496,796
Net Assets - 100.0% $ 262,486,822
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2026.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2026
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 261,990,026
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 261,990,026